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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22004

Voya Asia Pacific High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Asia Pacific High Dividend Equity Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Asia Pacific High Dividend Equity Income Fund	as of 5/31/2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.0%
		Australia: 21.2%
69,388		Australia & New Zealand Banking Group Ltd.	$1,753,833	1.1
150,529		BHP Billiton Ltd.	3,356,801	2.1
242,511		Coca-Cola Amatil Ltd.	1,864,160	1.1
436,178		Goodman Group	2,170,143	1.3
683,541		Incitec Pivot Ltd.	2,075,571	1.3
445,532		Insurance Australia Group Ltd.	1,922,340	1.2
854,614		Metcash Ltd.	897,598	0.6
70,400		National Australia Bank Ltd.	1,840,805	1.1
1,098,531		Nine Entertainment Co. Holdings Ltd.	1,796,299	1.1
1,159,378		Novion Property Group	2,152,555	1.3
41,184		Rio Tinto Ltd.	1,819,602	1.1
267,562		Santos Ltd.	1,678,636	1.0
1,591,369		Sigma Pharmaceuticals Ltd.	1,054,981	0.6
150,529	@	South32 Ltd.	252,040	0.1
1,208,873		Spark Infrastructure Group	1,837,250	1.1
543,187		Stockland	1,793,988	1.1
188,745		Suncorp Group Ltd	1,946,372	1.2
279,034		Transurban Group	2,162,554	1.3
152,403		Treasury Wine Estates Ltd.	623,588	0.4
72,428		Westpac Banking Corp.	1,855,604	1.1
			34,854,720	21.2

		China: 21.3%
619,000		BOC Hong Kong Holdings Ltd.	2,540,711	1.5
4,498,000		China BlueChemical Ltd.	2,009,946	1.2
4,406,960		China Construction Bank	4,416,959	2.7
142,000		China Mobile Ltd.	1,868,387	1.1
664,000		China Overseas Land & Investment Ltd.	2,395,534	1.5
2,163,800		China Petroleum & Chemical Corp.	1,898,323	1.2
2,992,000		China Resources Cement Holdings Ltd.	1,834,354	1.1
588,000		China Resources Land Ltd.	1,895,342	1.2
746,000		China Resources Power Holdings Co.	2,067,522	1.3
1,422,000		COSCO Pacific Ltd.	2,047,215	1.2
1,424,362		Huaneng Power International, Inc.	1,900,899	1.2
5,017,379		Industrial & Commercial Bank of China	4,344,817	2.6
836,000		Jiangsu Expressway Co. Ltd.	1,161,439	0.7
3,323,500		Parkson Retail Group Ltd.	808,370	0.5
545,000		Shanghai Industrial Holdings Ltd.	2,092,451	1.3
805,500		Shimao Property Holdings Ltd.	1,719,388	1.0
			35,001,657	21.3
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Hong Kong: 8.9%
636,534		AIA Group Ltd.	$4,178,549	2.5
13,570,000		Emperor Watch & Jewellery Ltd.	672,554	0.4
701,000		Hang Lung Properties Ltd.	2,212,617	1.4
2,854,500	#	HK Electric Investments and HK Electric Investments Ltd.	1,940,146	1.2
4,076,000		Hutchison Telecommunications Hong Kong Holdings Ltd.	1,748,857	1.1
393,500		MTR Corp.	1,881,694	1.1
319,100		Television Broadcasts Ltd.	1,961,027	1.2
			14,595,444	8.9

		India: 8.7%
546,910		Bank of Baroda	1,390,023	0.8
341,392		Coal India Ltd.	2,086,726	1.3
335,192		GAIL India Ltd.	2,039,822	1.2
424,685		ICICI Bank Ltd.	2,105,071	1.3
912,736		NTPC Ltd.	1,949,066	1.2
341,345	@	Punjab National Bank	819,163	0.5
141,755		Reliance Industries Ltd.	1,944,787	1.2
375,400		Tata Steel Ltd.	1,927,532	1.2
			14,262,190	8.7

		Indonesia: 2.1%
1,204,800		Indo Tambangraya Megah PT	1,226,417	0.8
3,837,000		Indofood Sukses Makmur Tbk PT	2,115,971	1.3
			3,342,388	2.1

		Macau: 1.1%
465,252		Sands China Ltd.	1,791,561	1.1

		Malaysia: 3.2%
1,624,013		Berjaya Sports Toto BHD	1,461,878	0.9
995,400		IJM Corp. Bhd	1,908,800	1.2
757,500		Malayan Banking BHD	1,864,447	1.1
			5,235,125	3.2

		Singapore: 1.9%
1,439,500		First Resources Ltd.	2,163,807	1.3
58,000		United Overseas Bank Ltd.	994,172	0.6
			3,157,979	1.9

		South Korea: 12.0%
84,780		Hite Jinro Co. Ltd.	1,637,268	1.0
74,059		Hyundai Marine & Fire Insurance Co., Ltd.	1,856,144	1.1
61,937		Kangwon Land, Inc.	2,246,640	1.4
58,709		KB Financial Group, Inc.	2,125,358	1.3
65,475	@	KT Corp.	1,713,449	1.0
35,185		LG Display Co., Ltd.	927,477	0.6
7,887		POSCO	1,736,560	1.0
3,329		Samsung Electronics Co., Ltd.	3,916,153	2.4

PORTFOLIO OF INVESTMENTS
Voya Asia Pacific High Dividend Equity Income Fund	as of 5/31/2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
44,250	Shinhan Financial Group Co., Ltd.	$1,656,470	1.0
19,033	SK Innovation Co. Ltd.	1,922,312	1.2
		19,737,831	12.0

	Taiwan: 11.3%
432,000	Cheng Uei Precision Industry Co., Ltd.	857,890	0.5
2,857,835	CTBC Financial Holding Co. Ltd.	2,166,464	1.3
121,827	MediaTek, Inc.	1,639,023	1.0
2,390,021	Mega Financial Holdings Co., Ltd.	2,137,064	1.3
930,000	Powertech Technology, Inc.	1,976,576	1.2
777,000	Quanta Computer, Inc.	1,965,622	1.2
274,000	Radiant Opto-Electronics Corp.	1,001,247	0.6
1,045,167	Taiwan Semiconductor Manufacturing Co., Ltd.	4,971,902	3.0
270,000	Tong Hsing Electronic Industries Ltd.	795,148	0.5
166,000	TPK Holding Co. Ltd.	1,100,883	0.7
		18,611,819	11.3

	Thailand: 1.1%
175,900	PTT PCL-Foreign	1,813,016	1.1

	United Kingdom: 1.2%
206,400	HSBC Holdings PLC	1,967,121	1.2

	Total Common Stock
	(Cost $162,931,931)	154,370,851	94.0

PREFERRED STOCK: 2.3%
	South Korea: 2.3%
4,238	Hyundai Motor Co.	446,357	0.3
10,406	Hyundai Motor Co.- Series 2	1,134,005	0.7
2,267	Samsung Electronics Co., Ltd.	2,200,564	1.3

	Total Preferred Stock
	(Cost $2,714,320)	3,780,926	2.3

RIGHTS: 0.0%
	Australia: 0.0%
5,632	@ National Australia Bank Ltd.	25,061	0.0

	Total Rights
	(Cost $–)	25,061	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.1%
	India: 0.1%
INR 10,061,588	NTPC Ltd., 8.490%, 03/25/25	$161,121	0.1

	Total Corporate Bonds/Notes
	(Cost $161,101)	161,121	0.1

	Total Investments in Securities (Cost $165,807,352)	$158,337,959	96.4
	Assets in Excess of Other Liabilities	5,850,040	3.6
	Net Assets	$164,187,999	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.

INR	Indian Rupee

Cost for federal income tax purposes is $165,877,893.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$13,973,795
Gross Unrealized Depreciation	(21,513,729)

Net Unrealized Depreciation	$(7,539,934)

Sector Diversification	Percentage of Net Assets
Financials	35.3%
Information Technology	13.0
Materials	9.1
Energy	7.8
Consumer Discretionary	7.6
Utilities	7.3
Industrials	6.8
Consumer Staples	5.7
Telecommunication Services	3.2
Health Care	0.6
Assets in Excess of Other Liabilities	3.6
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
Voya Asia Pacific High Dividend Equity Income Fund	as of 5/31/2015 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2015 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2015
Asset Table
Investments, at fair value
Common Stock
Australia	$252,040	$34,602,680	$–	$34,854,720
China	–	35,001,657	–	35,001,657
Hong Kong	3,901,173	10,694,271	–	14,595,444
India	–	14,262,190	–	14,262,190
Indonesia	–	3,342,388	–	3,342,388
Macau	–	1,791,561	–	1,791,561
Malaysia	3,370,678	1,864,447	–	5,235,125
Singapore	–	3,157,979	–	3,157,979
South Korea	–	19,737,831	–	19,737,831
Taiwan	–	18,611,819	–	18,611,819
Thailand	–	1,813,016	–	1,813,016
United Kingdom	–	1,967,121	–	1,967,121
Total Common Stock	7,523,891	146,846,960	–	154,370,851
Preferred Stock	–	3,780,926	–	3,780,926
Rights	–	25,061	–	25,061
Corporate Bonds/Notes	–	161,121	–	161,121
Total Investments, at fair value	$7,523,891	$150,814,068	$–	$158,337,959
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(558,311)	$–	$(558,311)
Total Liabilities	$–	$(558,311)	$–	$(558,311)

(1)	For the period ended May 31, 2015 as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At May 31, 2015, securities valued at $5,962,945 were transferred from Level 2 to Level 1 within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At May 31, 2015, the following over-the-counter written options were outstanding for Voya Asia Pacific High Dividend Equity Income Fund:

Number of Contracts	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Indices
3,500	Deutsche Bank AG	Call on S&P/ASX 200 Index	5,632.820 AUD	06/04/15	$296,427	$(412,737)
2,700	Deutsche Bank AG	Call on Hang Seng Index	27,340.200 HKD	06/04/15	222,727	(98,078)
36,300,000	Deutsche Bank AG	Call on Korea Stock Exchange KOSPI 200 Index	262.740 KRW	06/04/15	105,853	(22,846)
23,700	Societe Generale	Call on Taiwan Stock Exchange Weighted Index	9,747.570 TWD	06/04/15	110,794	(24,650)
			Total Written OTC Options		$735,801	$(558,311)

PORTFOLIO OF INVESTMENTS
Voya Asia Pacific High Dividend Equity Income Fund	as of 5/31/2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2015 was as follows:

	Instrument Type	Fair Value
Derivatives not accounted for as hedging instruments

Liability Derivatives

Equity contracts	Written options	$558,311
Total Liability Derivatives		$558,311

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at May 31, 2015:

	Deutsche Bank AG	Societe Generale	Totals
Liabilities:
Written options	$533,661	$24,650	$558,311
Total Liabilities	$533,661	$24,650	$558,311

Net OTC derivative instruments by counterparty, at fair value	$(533,661)	$(24,650)	(558,311)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$(533,661)	$(24,650)	$(558,311)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Asia Pacific High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 24, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 24, 2015